RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)			3 Months Ended
	Sep. 30, 2020	Aug. 21, 2020	Mar. 31, 2021	Dec. 31, 2020	Oct. 22, 2020	Aug. 22, 2020
Related Party Transaction [Line Items]
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)		20.00%	20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12.00	$ 12.00
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days	30 days
Class B ordinary shares
Related Party Transaction [Line Items]
Common shares, shares outstanding			5,750,000	5,750,000
Over-allotment | Class B ordinary shares
Related Party Transaction [Line Items]
Shares subject to forfeiture		750,000
Shares no longer subject to forfeiture		750,000	750,000
Sponsor | Each of the Company's directors
Related Party Transaction [Line Items]
Number of shares transferred	40,000
Sponsor | Class B ordinary shares
Related Party Transaction [Line Items]
Consideration received		$ 25,000
Shares issued		7,187,500
Number of shares surrender					1,437,500
Common shares, shares outstanding						5,750,000